Commitments (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Commitments [Line Items]
Gross Obligation Under Put Option	$ 18,258	$ 24,577
Cumulative translation adjustment	1,427	(15,669)
Gross obligation recognized / (derecognized)	1,779	(52,717)
Transferred to acquisitions payable		(3,189)
Gross obligation fair value changes	3,113	(3,093)
Gross Obligation Under Put Option	92,926	18,258
VBI
Disclosure of Commitments [Line Items]
Gross Obligation Under Put Option	0	0
Cumulative translation adjustment		(10,782)
Gross obligation recognized / (derecognized)	257	(69,834)
Gross obligation fair value changes	(257)	(972)
Gross Obligation Under Put Option	81,588	0
Igah IV
Disclosure of Commitments [Line Items]
Gross Obligation Under Put Option	2,503	0
Cumulative translation adjustment	(897)	(1,694)
Gross obligation recognized / (derecognized)	(637)
Gross obligation fair value changes	(969)	(3,952)
Gross Obligation Under Put Option	11,338	2,503
Tria
Disclosure of Commitments [Line Items]
Gross Obligation Under Put Option	15,755	24,577
Cumulative translation adjustment	2,324	(3,193)
Gross obligation recognized / (derecognized)	2,159	17,117
Gross obligation fair value changes	4,339	1,831
Gross Obligation Under Put Option	$ 0	$ 15,755